Other long-term debt (Narrative) (Details) $ / shares in Units, ¥ in Billions				12 Months Ended
	Mar. 14, 2016 USD ($)	Jan. 27, 2016 USD ($)	Nov. 21, 2014 USD ($)	Dec. 31, 2015 USD ($) shares $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 29, 2016	Dec. 31, 2015 CNY (¥)	Dec. 06, 2013 USD ($)	Sep. 19, 2013 USD ($)	May. 03, 2013 USD ($)
Debt Instrument [Line Items]
Debt issuance date				Sep. 19, 2013
Maturity date				Oct. 05, 2016
Stated rate				1.60%				1.60%
Redemption price				150.00%
Fixed charge coverage ratio							2.75
Repayments of other debt				$ 17,854,351	$ 122,973,761	$ 40,000,000
Loss on extinguishment of debt				$ 0	$ 9,848,931	$ 0
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt issuance date	Mar. 14, 2016	Jan. 27, 2016
Debt instrument, aggregate principal amount	$ 77,000,000	$ 107,000,000
Maturity date	Mar. 14, 2021	Jan. 27, 2021
Stated rate	7.09%	7.47%
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]
Debt Instrument [Line Items]
Debt issuance date				May 03, 2013
Debt instrument, aggregate principal amount											$ 200,000,000
Maturity date				May 03, 2018
Stated rate				13.25%				13.25%
Debt issuance costs				$ 4,951,785
Effective interest rate				14.44%				14.44%
Ownership rate				10.00%
Fixed charge coverage ratio				3.0				3.0
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price				106.625%
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price				103.3125%
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price				100.00%
Redemption terms
At any time prior to May 3, 2016, the Company may at its option redeem the May 2018 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the May 2018 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on May 3, 2016, plus all required remaining scheduled interest payments due on such Note through May 3, 2016 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the May 2018 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price				113.25%
Percentage of principal redeemable				35.00%
Redemption terms
At any time prior to May 3, 2016, the Company may redeem up to 35% of the aggregate principal amount of the May 2018 Senior Secured Notes with the net cash proceeds of one or more sales of the Company's common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113.25% the principal amount of the May 2018 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the May 2018 Senior Secured Notes issued on May 3, 2013 remain outstanding after each such redemption.

June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Debt issuance date				Dec. 06, 2013
Debt instrument, aggregate principal amount									$ 200,000,000
Maturity date				Jun. 06, 2019
Stated rate				13.00%				13.00%
Debt issuance costs				$ 4,431,292
Effective interest rate				14.05%				14.05%
Ownership rate				10.00%
Fixed charge coverage ratio				3.0				3.0
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio							2.75
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price				106.50%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price				103.25%
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price				100.00%
Redemption terms
At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price				113.00%
Percentage of principal redeemable				35.00%
Redemption terms
At any time prior to June 6, 2017, the Company may redeem up to 35% of the aggregate principal amount of the June 2019 Senior Secured Notes with the net cash proceeds of one or more sales of the Company's common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113% the principal amount of the June 2019 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2019 Senior Secured Notes issued on December 6, 2013 remain outstanding after each such redemption.

Convertible Note due in September 19, 2018 at 5% [Member]
Debt Instrument [Line Items]
Debt issuance date				Sep. 19, 2013
Debt instrument, aggregate principal amount										$ 75,761,009
Maturity date				Sep. 19, 2018
Stated rate				5.00%				5.00%
Redemption price				150.00%
Redemption terms
The Convertible Note was not redeemable in whole or in part at the option of the Company. However, upon an event of default, the holders could require the Company to redeem the Convertible Note at a redemption price equal to the greater of (i) 150% of the outstanding principal amount, plus accrued and unpaid interest to the redemption date and (ii) an amount equal to (A) the outstanding principal divided by two, multiplied by the conversion price then in effect, times (B) the closing price of the Common Shares, plus accrued and unpaid interest to the redemption date.

Fixed charge coverage ratio			3.0
Debt conversion increments				$ 100,000
Initial conversion rate, per share | $ / shares				$ 3.00
Initial conversion rate, per ADS | $ / shares				$ 6.00
Number of shares of common stock debt is convertible into | shares				25,253,670
Number of ADS debt is convertible into | shares				12,626,835
Repayments of other debt			$ 86,272,849
Loss on extinguishment of debt			$ 9,848,931
Corporate Debt Securities [Member]
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount				$ 154,000,000				¥ 1
Maturity date				Dec. 28, 2020
Stated rate				7.50%				7.50%